Business combinations and asset acquisitions, Acquisition of Aegerion Pharmaceuticals (Details) - USD ($)		12 Months Ended
	Sep. 24, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jul. 31, 2020	Dec. 19, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)							1,645,105
Zero Cost Warrants [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)					4,229,753	4,000,000
Ordinary Shares [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)		319,814,747	183,593,296
Aegerion Pharmaceuticals [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)	85,092,423
Share price (in dollars per share)	$ 1.793
Business acquisition purchase price, fair value	$ 152,615,000
Acquisition and restructuring related costs incurred		$ 0	$ 1,017,000	$ 13,038,000
Aegerion Pharmaceuticals [Member] | Zero Cost Warrants [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)	8,065,000	0
Aegerion Pharmaceuticals [Member] | Ordinary Shares [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)	77,027,423